Cash and Cash Equivalents and Short-Term Financial Assets (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents and Short-Term Financial Assets

The table below shows the breakdown of the cash and cash equivalents and short-term financial assets by currencies:

	Cash and cash equivalents		Short-term financial assets
By currency	As of June 30, 2026	As of December 31, 2025	As of June 30, 2026	As of December 31, 2025
Swiss Franc	5,852	45,716	143,000	126,000
US Dollar	51,916	33,766	13,182	1,031
Euro	3,702	539	6,458	4,653
Other	144	1,308	4,070	-
Total	61,614	81,329	166,710	131,684